SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial instruments and concentrations of risk (Details) - customer	3 Months Ended		9 Months Ended		12 Months Ended	24 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2023
Concentration Risk [Line Items]
Number of purchasers					2
Sales revenue | Customer Concentration Risk | Oil
Concentration Risk [Line Items]
Number of purchasers	1	1	1	1		1
Sales revenue | Customer Concentration Risk | Natural gas
Concentration Risk [Line Items]
Number of purchasers	1	1	1	1
Sales revenue | Customer Concentration Risk | NGL
Concentration Risk [Line Items]
Number of purchasers	1	1	1	1